MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	COMMODITY - 6.2%
103,239	iShares Gold Trust(a)	$ 4,541,484

	FIXED INCOME - 93.4%
173,259	Invesco Taxable Municipal Bond ETF	4,546,316
99,702	iShares 1-3 Year Treasury Bond ETF	8,122,722
50,551	iShares 20+ Year Treasury Bond ETF	4,572,338
107,572	iShares 7-10 Year Treasury Bond ETF	9,982,682
93,961	iShares Core U.S. Aggregate Bond ETF	9,069,116
110,635	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,825,775
149,601	iShares MBS ETF	13,615,186
63,711	SPDR Bloomberg Convertible Securities ETF	4,566,167
60,820	SPDR Portfolio Short Term Corporate Bond ETF	1,805,746
		68,106,048

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,423,669)	72,647,532

	TOTAL INVESTMENTS - 99.6% (Cost $71,423,669)	$ 72,647,532
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	278,714
	NET ASSETS - 100.0%	$ 72,926,246

ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Security
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	APPAREL & TEXTILE PRODUCTS - 3.8%
35,746	NIKE, Inc., Class B	$ 3,397,657

	BEVERAGES - 4.4%
22,464	PepsiCo, Inc.	3,884,026

	BIOTECH & PHARMA - 8.7%
4,929	Eli Lilly & Company	4,043,456
29,211	Merck & Company, Inc.	3,667,149
		7,710,605
	DIVERSIFIED INDUSTRIALS - 9.8%
34,766	Emerson Electric Company	3,899,355
29,261	General Electric Company	4,832,161
		8,731,516
	E-COMMERCE DISCRETIONARY - 4.2%
21,012	Amazon.com, Inc.(a)	3,707,357

	ENTERTAINMENT CONTENT - 3.9%
33,294	Walt Disney Company (The)	3,459,580

	INFRASTRUCTURE REIT - 4.1%
18,675	American Tower Corporation	3,655,445

	INSURANCE - 4.4%
23,281	Allstate Corporation (The)	3,900,033

	INTERNET MEDIA & SERVICES - 4.4%
6,162	Netflix, Inc.(a)	3,953,662

	LEISURE FACILITIES & SERVICES - 7.2%
12,707	McDonald's Corporation	3,289,715
39,144	Starbucks Corporation	3,140,132
		6,429,847

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2%
6,514	Thermo Fisher Scientific, Inc.	$ 3,699,822

	RETAIL - CONSUMER STAPLES - 4.5%
4,989	Costco Wholesale Corporation	4,040,541

	SEMICONDUCTORS - 8.8%
86,295	Intel Corporation	2,662,201
4,688	NVIDIA Corporation	5,139,595
		7,801,796
	SOFTWARE - 15.0%
6,629	Adobe, Inc.(a)	2,948,314
8,980	Microsoft Corporation	3,727,867
33,266	Oracle Corporation	3,898,442
12,027	Salesforce, Inc.	2,819,610
		13,394,233
	TECHNOLOGY HARDWARE - 4.4%
20,550	Apple, Inc.	3,950,738

	TECHNOLOGY SERVICES - 7.9%
7,818	Mastercard, Inc., Class A	3,495,193
13,141	Visa, Inc., Class A	3,580,397
		7,075,590

	TOTAL COMMON STOCKS (Cost $77,934,862)	88,792,448

	TOTAL INVESTMENTS - 99.7% (Cost $77,934,862)	$ 88,792,448
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	339,282
	NET ASSETS - 100.0%	$ 89,131,730

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	BEVERAGES - 3.3%
20,306	Molson Coors Beverage Company, Class B	$ 1,112,972

	BIOTECH & PHARMA - 3.2%
7,392	Johnson & Johnson	1,084,185

	CABLE & SATELLITE - 6.8%
3,076	Cable One, Inc.	1,187,059
28,187	Comcast Corporation, Class A	1,128,326
		2,315,385
	CONSTRUCTION MATERIALS - 3.2%
5,990	Owens Corning	1,084,609

	CONTAINERS & PACKAGING - 6.5%
38,812	Graphic Packaging Holding Company	1,099,156
17,924	Sonoco Products Company	1,099,996
		2,199,152
	HEALTH CARE FACILITIES & SERVICES - 10.1%
3,266	Cigna Group (The)	1,125,529
19,560	CVS Health Corporation	1,165,775
2,083	Elevance Health, Inc.	1,121,654
		3,412,958
	INSURANCE - 3.2%
4,290	Willis Towers Watson PLC	1,095,195

	LEISURE FACILITIES & SERVICES - 3.2%
5,658	Vail Resorts, Inc.	1,067,778

	LEISURE PRODUCTS - 3.3%
13,670	Brunswick Corporation	1,128,185

	METALS & MINING - 3.2%
8,453	Royal Gold, Inc.	1,083,590

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	OIL & GAS PRODUCERS - 10.0%
5,615	Diamondback Energy, Inc.	$ 1,118,845
27,057	EQT Corporation	1,111,772
22,496	Ovintiv, Inc.	1,162,368
		3,392,985
	PUBLISHING & BROADCASTING - 3.4%
6,865	Nexstar Media Group, Inc.	1,137,462

	RETAIL - CONSUMER STAPLES - 3.2%
20,501	Kroger Company (The)	1,073,637

	SEMICONDUCTORS - 6.4%
11,059	Microchip Technology, Inc.	1,075,267
11,788	Skyworks Solutions, Inc.	1,092,276
		2,167,543
	SOFTWARE - 3.2%
17,573	SS&C Technologies Holdings, Inc.	1,090,405

	SPECIALTY FINANCE - 3.2%
21,406	Fidelity National Financial, Inc.	1,078,006

	STEEL - 3.2%
8,147	Steel Dynamics, Inc.	1,090,639

	TECHNOLOGY HARDWARE - 3.2%
23,403	Cisco Systems, Inc.	1,088,240

	TECHNOLOGY SERVICES - 9.2%
15,901	Cognizant Technology Solutions Corporation, Class A	1,051,851
32,419	Genpact Ltd.	1,071,772
5,009	MarketAxess Holdings, Inc.	996,440
		3,120,063
	TOBACCO & CANNABIS - 3.3%
23,881	Altria Group, Inc.	1,104,496

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TRANSPORTATION EQUIPMENT - 3.2%
14,332	Allison Transmission Holdings, Inc.	$ 1,086,509

	TOTAL COMMON STOCKS (Cost $33,182,111)	33,013,994

	EXCHANGE-TRADED FUNDS — 2.2%
	FIXED INCOME - 2.2%
24,734	SPDR Portfolio Short Term Corporate Bond ETF	734,352
	TOTAL EXCHANGE-TRADED FUNDS (Cost $734,723)

	TOTAL INVESTMENTS - 99.7% (Cost $33,916,834)	$ 33,748,346
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	114,355
	NET ASSETS - 100.0%	$ 33,862,701

Ltd.	- Limited Company
PLC	- Public Limited Company

MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 50.5%
151,315	Communication Services Select Sector SPDR Fund	$ 12,598,488
33,979	Consumer Discretionary Select Sector SPDR Fund	5,979,285
79,377	Consumer Staples Select Sector SPDR Fund	6,139,017
148,416	Financial Select Sector SPDR Fund	6,180,042
85,492	Health Care Select Sector SPDR Fund	12,285,200
49,253	Industrial Select Sector SPDR Fund	6,083,238
163,489	Real Estate Select Sector SPDR Fund	6,220,756
30,473	Technology Select Sector SPDR Fund	6,404,206
		61,890,232
	FIXED INCOME - 49.5%
627,477	iShares Core U.S. Aggregate Bond ETF	60,564,080

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,150,387)	122,454,312

	TOTAL INVESTMENTS - 100.0% (Cost $119,150,387)	$ 122,454,312
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	9,085
	NET ASSETS - 100.0%	$ 122,463,397

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
68,968	Communication Services Select Sector SPDR Fund	$ 5,742,275
52,782	Invesco KBW Property & Casualty ETF	5,631,312
122,320	Invesco Leisure and Entertainment ETF	5,386,973
105,980	iShares U.S. Healthcare Providers ETF	5,581,967
99,236	iShares U.S. Medical Devices ETF	5,510,575
39,549	SPDR S&P Aerospace & Defense ETF	5,678,050
111,056	SPDR S&P Insurance ETF	5,681,625
134,195	SPDR S&P Pharmaceuticals ETF	5,425,504
24,755	SPDR S&P Semiconductor ETF	6,085,521
37,241	SPDR S&P Software & Services ETF	5,414,421
		56,138,223

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,439,918)	56,138,223

	TOTAL INVESTMENTS - 100.0% (Cost $56,439,918)	$ 56,138,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	16,618
	NET ASSETS - 100.0%	$ 56,154,841

(a)	Percentage rounds to less than 0.1%.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	ADVERTISING & MARKETING - 2.3%
10,119	Omnicom Group, Inc.	$ 940,662

	APPAREL & TEXTILE PRODUCTS - 2.1%
12,796	Carter's, Inc.	875,246

	ASSET MANAGEMENT - 2.6%
32,332	Janus Henderson Group PLC	1,083,122

	BEVERAGES - 3.0%
54,880	Primo Water Corporation	1,238,093

	BIOTECH & PHARMA - 4.3%
5,333	AbbVie, Inc.	859,893
33,771	Royalty Pharma PLC, Class A	925,663
		1,785,556
	CHEMICALS - 9.6%
10,232	Cabot Corporation	1,046,733
12,228	HB Fuller Company	973,716
9,556	LyondellBasell Industries N.V., Class A	950,058
32,229	Mosaic Company (The)	996,843
		3,967,350
	CONSTRUCTION MATERIALS - 2.5%
2,491	Carlisle Companies, Inc.	1,041,960

	DIVERSIFIED INDUSTRIALS - 2.5%
5,756	Dover Corporation	1,058,068

	ELECTRIC UTILITIES - 2.8%
14,367	MGE Energy, Inc.	1,151,228

	ELECTRICAL EQUIPMENT - 2.5%
12,301	A O Smith Corporation	1,028,856

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8%
3,549	Installed Building Products, Inc.	$ 751,820

	FOOD - 2.4%
33,871	Conagra Brands, Inc.	1,012,065

	INSURANCE - 14.2%
7,877	Cincinnati Financial Corporation	926,178
11,857	Hartford Financial Services Group, Inc. (The)	1,226,607
11,140	Principal Financial Group, Inc.	913,926
30,383	Radian Group, Inc.	949,165
4,402	Travelers Companies, Inc. (The)	949,511
12,487	Voya Financial, Inc.	946,764
		5,912,151
	MACHINERY - 6.3%
12,813	Donaldson Company, Inc.	944,062
3,454	Nordson Corporation	810,723
3,129	Snap-on, Inc.	853,779
		2,608,564
	OIL & GAS PRODUCERS - 2.4%
24,660	Kinetik Holdings, Inc.	1,010,813

	RETAIL - CONSUMER STAPLES - 2.6%
6,858	Target Corporation	1,070,945

	RETAIL - DISCRETIONARY - 9.6%
5,114	Dick's Sporting Goods, Inc.	1,164,151
47,068	Macy's, Inc.	916,885
27,634	Shoe Carnival, Inc.	1,043,184
2,867	Williams-Sonoma, Inc.	840,662
		3,964,882
	SEMICONDUCTORS - 2.8%
11,904	Microchip Technology, Inc.	1,157,426

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY HARDWARE - 6.1%
7,631	Garmin Ltd.	$ 1,250,339
35,059	HP, Inc.	1,279,653
		2,529,992
	TECHNOLOGY SERVICES - 4.7%
3,651	CDW Corporation	816,437
15,019	Fidelity National Information Services, Inc.	1,139,642
		1,956,079
	TRANSPORTATION & LOGISTICS - 2.6%
8,846	Expeditors International of Washington, Inc.	1,069,481

	TRANSPORTATION EQUIPMENT - 5.3%
5,019	Cummins, Inc.	1,414,003
7,442	PACCAR, Inc.	800,015
		2,214,018
	WHOLESALE - CONSUMER STAPLES - 2.5%
14,080	Sysco Corporation	1,025,306

	TOTAL COMMON STOCKS (Cost $40,415,816)	40,453,683

	EXCHANGE-TRADED FUNDS — 2.0%
	FIXED INCOME - 2.0%
28,334	SPDR Portfolio Short Term Corporate Bond ETF	841,236
	TOTAL EXCHANGE-TRADED FUNDS (Cost $841,379)

	TOTAL INVESTMENTS - 99.5% (Cost $41,257,195)	$ 41,294,919
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	216,378
	NET ASSETS - 100.0%	$ 41,511,297

Ltd.	- Limited Company
N.V.	- Naamloze Vennootschap
PLC	- Public Limited Company

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 97.3%
19,052	BNY Mellon US Large Cap Core Equity ETF	$ 1,906,343
42,069	Fidelity High Dividend ETF	1,968,409
53,789	FT Vest U.S. Equity Deep Buffer ETF(a)	2,018,701
27,768	iShares Core MSCI International Developed Markets ETF	1,894,055
3,539	iShares Core S&P 500 ETF	1,875,528
16,167	iShares Core S&P Total US Stock Market ETF	1,869,390
14,550	iShares Dow Jones U.S. ETF	1,868,657
20,554	iShares ESG MSCI USA Leaders ETF	1,934,029
20,851	iShares Global 100 ETF	1,941,854
27,229	iShares Morningstar Mid-Cap Growth ETF	1,838,502
47,519	iShares MSCI International Momentum Factor ETF	1,874,625
47,000	iShares MSCI Intl Quality Factor ETF	1,878,120
18,103	iShares MSCI USA ESG Select ETF	1,977,753
11,966	iShares MSCI USA Quality Factor ETF	1,983,245
6,464	iShares Russell 1000 ETF	1,867,191
35,592	iShares U.S. Equity Factor ETF	1,928,019
27,904	JPMorgan BetaBuilders Canada ETF	1,861,755
32,223	JPMorgan Equity Premium Income ETF	1,831,233
3,555	SPDR S&P 500 ETF Trust	1,874,800
11,970	SPDR SSGA US Large Cap Low Volatility Index ETF	1,832,487
38,598	WisdomTree Europe Hedged Equity Fund	1,834,949
40,581	WisdomTree International Hedged Quality Dividend Growth Fund	1,860,233
24,468	WisdomTree U.S. Quality Dividend Growth Fund	1,857,366
44,467	Xtrackers MSCI USA ESG Leaders Equity ETF	2,196,669
		45,773,913
	FIXED INCOME - 2.0%
31,460	SPDR Portfolio Short Term Corporate Bond ETF	934,047

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,072,067)	46,707,960

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 99.3% (Cost $46,072,067)	$ 46,707,960
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	311,273
	NET ASSETS - 100.0%	$ 47,019,233

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.